Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan. 29, 2014
Timothy Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Value Fund CLASS A: TPLNX | CLASS C: TSVCX
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 84 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. Small Cap stocks. Small Cap stocks refer to the common stock of smaller companies — companies whose total market capitalization is less than $2 billion. This Fund invests using a value investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.
  In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a “bottom up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.
  The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.
  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.
  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.
  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
  Stock Market Risk  |   The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
  Smaller Company Investing Risk |   Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Excluded Security Risk |   Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.
   Foreign Risk  |   The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.
  Value Investing Risk  |  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.
Who Should Buy This Fund
The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

		The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 2000 Index is a widely recognized, unmanaged index of 2000 Small Capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Dec-11	Dec-08
19.04%	-26.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2013)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Small-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.45%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[2]
1 Year	rr_ExpenseExampleYear01	700
3 Years	rr_ExpenseExampleYear03	1,017
5 Years	rr_ExpenseExampleYear05	1,356
10 Years	rr_ExpenseExampleYear10	2,309
2004	rr_AnnualReturn2004	11.60%
2005	rr_AnnualReturn2005	(1.01%)
2006	rr_AnnualReturn2006	19.69%
2007	rr_AnnualReturn2007	2.87%
2008	rr_AnnualReturn2008	(32.50%)
2009	rr_AnnualReturn2009	20.05%
2010	rr_AnnualReturn2010	24.20%
2011	rr_AnnualReturn2011	(2.72%)
2012	rr_AnnualReturn2012	17.09%
2013	rr_AnnualReturn2013	49.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.99%)
1 Year	rr_AverageAnnualReturnYear01	41.28%	[3]
5 Year	rr_AverageAnnualReturnYear05	19.13%	[3]
10 Year	rr_AverageAnnualReturnYear10	8.22%	[3]
Timothy Small-Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.45%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[2]
1 Year	rr_ExpenseExampleYear01	335
3 Years	rr_ExpenseExampleYear03	723
5 Years	rr_ExpenseExampleYear05	1,238
10 Years	rr_ExpenseExampleYear10	2,651
1 Year	rr_ExpenseExampleNoRedemptionYear01	235
3 Years	rr_ExpenseExampleNoRedemptionYear03	723
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,238
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,651
1 Year	rr_AverageAnnualReturnYear01	47.45%
5 Year	rr_AverageAnnualReturnYear05	19.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
Timothy Small-Cap Value Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.04%	[3],[4]
5 Year	rr_AverageAnnualReturnYear05	18.40%	[3],[4]
10 Year	rr_AverageAnnualReturnYear10	6.83%	[3],[4]
Timothy Small-Cap Value Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	42.24%	[4]
5 Year	rr_AverageAnnualReturnYear05	18.74%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%	[4]
Timothy Small-Cap Value Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.72%	[3],[4]
5 Year	rr_AverageAnnualReturnYear05	15.39%	[3],[4]
10 Year	rr_AverageAnnualReturnYear10	6.26%	[3],[4]
Timothy Small-Cap Value Fund | Return after taxes on distributions and sale of shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.54%	[4]
5 Year	rr_AverageAnnualReturnYear05	15.75%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%	[4]
Timothy Small-Cap Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%	[3],[5]
5 Year	rr_AverageAnnualReturnYear05	20.08%	[3],[5]
10 Year	rr_AverageAnnualReturnYear10	9.07%	[3],[5]
Timothy Small-Cap Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%	[5]
5 Year	rr_AverageAnnualReturnYear05	20.08%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.69%	[5]

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	The Russell 2000 Index is a widely recognized, unmanaged index of 2000 Small Capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.